                                              ----------------------------

                                                                   [LOGO]
                                                 EquiTrust Series Fund, Inc.
                                             SEMI-ANNUAL REPORT
                                             JANUARY 31, 2000

                                             INVESTMENT MANAGER AND
                                             PRINCIPAL UNDERWRITER

                                             EQUITRUST INVESTMENT
                                             MANAGEMENT SERVICES, INC.

                                             5400 UNIVERSITY AVENUE
                                             WEST DES MOINES, IA 50266

                                               1-800-247-4170 (OUTSIDE IOWA)
                                               1-800-422-3175 (IN IOWA)
                                                     225-5586 (DES MOINES)

                                               This report is not to be
                                               distributed unless preceded or
                                               accompanied
                                               by a prospectus.

                                          737-027(00)

PRESIDENT'S LETTER

Dear Shareholder:

    For the six-month period ended January 31, 2000, the Standard & Poor's 500 Stock Composite Index (S&P 500) was up 5.60% on a total return basis, and the Dow Jones Industrial Average (DJIA) was up 3.47%. The NASDAQ Composite Index was up a remarkable 49.5% during the same six-month period, while the Russell 2000 Small Cap Index rose 12.25%. The fixed income markets did not fare as well during the period. High-grade corporate bonds returned 0.13% and long-term Treasury bonds lost 0.39%.

    The fixed income market sector performance was almost the exact opposite of 1998's performance. As the Asian financial crisis developed, a "flight to quality" ensued and long-term U.S. Treasury bonds outperformed almost every other fixed income security. In 1999, however, rising rates and a rebounding global economy led to extreme underperformance by Treasury issues relative to other fixed income sectors.

    Higher oil prices, a recovering global economy, a weaker U.S. dollar, a robust U.S. economy and a surging stock market combined to create an environment of steadily rising interest rates during 1999. In response to continued economic strength and declining unemployment, the Fed chose to reverse the three rate cuts that took place during the 1998 Asian financial crisis. By year-end, fears of further rate hikes appear to have been priced into the market as well.

    Even though rates have been rising rapidly, other obvious signs of inflation remain absent. During 1999, the consumer price index (CPI) rose 2.7%, an acceleration from 1998 mainly due to rising energy prices. The producer price index (PPI) rose a comparable 3.0% during the year. Commodity prices as measured by the Commodities Research Bureau (CRB) Bridge Index are up only slightly for the year and gold prices are also virtually unchanged on a year-over-year basis.

    The Fed Chairman, Alan Greenspan, remains concerned that the overall pace of economic growth and particularly the low level of unemployment may lead to growing inflationary pressures. He has also expressed concern over some of the dramatic equity market price gains and the effect they may have on the broader economy. So far, his comments regarding stock prices have had little lasting effect on investor behavior. Thus far, a hike in short-term interest rates has meant little to tech stock investors looking for doubles or triples over a one or two-year time horizon.

    Rate hikes notwithstanding, the Fed has provided the market with a great deal of liquidity over the past few years. The broad money supply (M3) is up 48.1% over the past five years, and over the past three months has been soaring at a 13.4% annual rate. November saw the third largest percentage increase for any month in over 40 years of data. At least a portion of the late 1999 surge was intended to smooth any Y2K-related dislocations, but how does the Fed now drain that excess liquidity without harsh economic effects?

    Achieving a "soft landing" will likely prove no small task for the Fed, but it may be possible. If growth in the most interest rate-sensitive sectors of our economy begins to slow slightly, some breathing room may be restored without severe dislocations. Certainly, the stock market-related stimulus to our economy makes Fed Chairman Greenspan's task more difficult than ever.

    The following paragraphs describe how the various EquiTrust Series Fund Portfolios are being positioned and where we see value that has developed as a result of recent financial market activity.

    VALUE GROWTH: The past six months will go down as one of the most sharply divided periods in history. As value wobbled, technology surged. This divergence reflects investors' continued preference for growth stocks, but only those with perceived earnings momentum. Investors have been more than willing to bet on unprofitable companies with rapid revenue growth rates; they show no mercy in their treatment of those suffering earnings growth disappointments.

    For the six-month period ended January 31, 2000, the total return for the Value Growth Portfolio was -12.76%, compared to the 5.60% return for the S&P 500. The wide difference was driven by two main factors: the huge disparity in returns of large companies and small companies and the exceptional performance of technology stocks which now comprise approximately 30% of the S&P 500.

    Excluding the 29% gain in the S&P 500 technology sector, the index was actually down 4.5% during the period rather than up 4.95% on a price basis. Owing to extreme valuations and potential risk in this sector, the Portfolio remains severely under-weighted in technology. An increase in the volatility of the technology sector since the beginning of the year may indicate that gravity will finally have an impact, making the heavy index weighting a liability rather than an asset.

    We believe that over time, our holdings in high quality companies with solid earnings history will recover some of their lost favor and current valuations will appear, in retrospect, to be bargain prices. We also believe that the market has an increased tendency to move from extreme to extreme, and the ultimate unwinding of the overvaluation in technology may lead to an overshoot, creating tremendous values quite suddenly, allowing us to rebuild exposure in this important sector.

    HIGH GRADE BOND: Treasury yields ended higher over our six-month reporting period with shorter maturity yields rising more than longer maturity yields. For example, the 2-, 10- and 30-year Treasury issues yielded 5.62%, 5.90% and 6.10%, respectively, as of July 30, 1999, and 6.59%, 6.67% and 6.49% as of January 31, 2000.

    The bond market's selloff reflects the concern that continued strong economic growth in the U.S., a rebound in world economies and the continued growth in valuations in the technology sector of the U.S. stock market will result in higher future inflation and interest rates. While future inflation may be higher, the current core rate of inflation is running at a very low rate of around 2%, which translates into relatively high real yields (interest rate minus core inflation rate) of around 4.6% (6.6% minus 2%) on short-term Treasury issues and 4.7% (6.7% minus 2%) on the ten-year Treasury issue. Given these higher Treasury yields and our ability to find attractive spreads on corporate issues, we have increased the duration of the Portfolio so that it currently slightly exceeds that of the Lehman Brothers Aggregate Index. As a result, our future returns will probably be more volatile then in the past.

    HIGH YIELD BOND: During the past six months, the high yield bond market slightly underperformed the high grade bond market. Although high yield issues underperformed during the early part of the period, their performance improved dramatically during the latter part of the period. According to the DLJ High Yield Index, the average high yield spread was 553 basis points as of July 30, 1999 compared to 549 basis points as of January 27, 2000.

    At the present time, high yield spreads appear to be at fair value levels given the higher level of defaults and the lower level of recovery on defaults. Given this, we will probably look toward both the investment grade and non-investment grade markets for future purchases.

    MANAGED: The Managed Portfolio is an asset allocation portfolio utilizing common stocks or securities convertible into common stocks, high-grade debt securities and money market securities. The Portfolio seeks to produce a higher level of current income than the broad equity indices with a higher level of total return potential than most bond funds. The Portfolio is currently quite heavily weighted towards convertible securities and preferred stocks. The decline in the broader stock market (excluding technology stocks) has led to an increased number of common stocks available at attractive dividend yields. Accordingly, the Portfolio will likely be reallocated to place greater emphasis on high yield common stocks with good long-term total return potential, with less emphasis on convertible securities.

    MONEY MARKET:  As mentioned previously, the Federal Open Market Committee
(FOMC) raised the Fed Funds rate three times during the fall of 1999 to preempt any inflation pressures from a strong labor market and consumer confidence. Currently, the Federal Funds rate is 5.5% and additional increases are expected to occur in the spring of 2000 due to the remaining tightening bias. We are happy to report that Y2K came and went with barely a hiccup in the money markets, which is comforting for the mutual fund industry. Portfolio maturities were shorter than usual in order to remain liquid, which proved beneficial in a rising interest rate environment. Going forward, we look for spreads to remain stable, but yields to rise in relation to movements by the Fed.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 25, 2000

                 (This page has been left blank intentionally.)

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2000

(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $84,361,615;
 $14,269,222;
 $13,631,948;
 $37,006,510; $4,836,680;
 and $43,891,883,
 respectively)...........  $72,817,628   $13,523,882
Cash.....................       13,886        31,209
Receivables:
  Accrued dividends and
   interest..............      168,708       220,073
  Investment securities
   sold..................      398,237         2,398
  Prepaid expense and
   other assets..........        1,416           138
                           -----------   -----------
Total Assets.............  $73,399,875   $13,777,700
                           ===========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Portfolio securities
   purchased.............  $ 2,150,198
  Payables:
    EquiTrust Investment
     Management Services,
     Inc.................       52,509   $     6,197
    Dividends............                     62,401
    Accrued expenses.....       16,620         2,493
                           -----------   -----------
  Total Liabilities......    2,219,327        71,091
  Net assets applicable
   to outstanding capital
   stock.................   71,180,548    13,706,609
                           -----------   -----------
  Total Liabilities and
   Net Assets............  $73,399,875   $13,777,700
                           ===========   ===========
  NET ASSET VALUE PER
   SHARE
  Class A: Net Assets....  $66,287,942   $12,156,944
      Shares issued and
       outstanding.......    7,982,374     1,253,817
      Net asset value per
       share.............  $      8.30   $      9.70
                           ===========   ===========
  Class I: Net Assets....  $ 4,892,606   $ 1,549,665
      Shares issued and
       outstanding.......      588,014       159,760
      Net asset value per
       share.............  $      8.32   $      9.70
                           ===========   ===========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $84,361,615;
 $14,269,222;
 $13,631,948;
 $37,006,510; $4,836,680;
 and $43,891,883,
 respectively)...........  $12,704,604  $32,568,371   $4,836,680   $66,582,695
Cash.....................       32,293        5,290        3,706         8,796
Receivables:
  Accrued dividends and
   interest..............      220,690      146,220        2,178        48,475
  Investment securities
   sold..................                 2,996,393                  7,839,555
  Prepaid expense and
   other assets..........          134          551          971           459
                           -----------  -----------   ----------   -----------
Total Assets.............  $12,957,721  $35,716,825   $4,843,535   $74,479,980
                           ===========  ===========   ==========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Portfolio securities
   purchased.............                                          $ 7,884,855
  Payables:
    EquiTrust Investment
     Management Services,
     Inc.................  $     8,279  $    27,455   $    3,353        31,247
    Dividends............       71,254                    16,405
    Accrued expenses.....        1,926        6,949        1,840         9,345
                           -----------  -----------   ----------   -----------
  Total Liabilities......       81,459       34,404       21,598     7,925,447
  Net assets applicable
   to outstanding capital
   stock.................   12,876,262   35,682,421    4,821,937    66,554,533
                           -----------  -----------   ----------   -----------
  Total Liabilities and
   Net Assets............  $12,957,721  $35,716,825   $4,843,535   $74,479,980
                           ===========  ===========   ==========   ===========
  NET ASSET VALUE PER
   SHARE
  Class A: Net Assets....  $11,261,448  $32,838,278   $4,067,838   $60,327,354
      Shares issued and
       outstanding.......    1,195,191    3,326,615    4,067,838     1,278,795
      Net asset value per
       share.............  $      9.42  $      9.87   $     1.00   $     47.18
                           ===========  ===========   ==========   ===========
  Class I: Net Assets....  $ 1,614,814  $ 2,844,143   $  754,099   $ 6,227,179
      Shares issued and
       outstanding.......      171,469      287,387      754,099       131,518
      Net asset value per
       share.............  $      9.42  $      9.90   $     1.00   $     47.35
                           ===========  ===========   ==========   ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2000
(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO    PORTFOLIO
                           ------------  ----------
INVESTMENT INCOME
Dividends................  $    621,739  $  17,550
Interest.................       259,899    511,385
                           ------------  ---------
Total Investment
 Income..................       881,638    528,935
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
  Investment advisory and
   management fees.......       199,107     28,798
  Transfer and dividend
   disbursing agent
   fees..................       112,419     19,867
  Distribution fees......       186,393     32,105
  Administrative service
   fees..................        93,196     16,053
  Accounting fees........        14,293      3,600
Custodian fees...........        13,722      3,588
Professional fees........        22,639      4,108
Directors' fees and
 expenses................         1,048        186
Registration fees........         8,367      5,654
Miscellaneous............        17,857      2,739
                           ------------  ---------
Total Expenses...........       669,041    116,698
Expense Reimbursement....
Fees paid indirectly.....          (403)      (436)
                           ------------  ---------
Net Expenses.............       668,638    116,262
                           ------------  ---------
Net Investment Income....       213,000    412,673
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............    (1,290,716)   (16,171)
Change in unrealized
appreciation/depreciation
 of investments..........    (9,960,364)  (476,377)
                           ------------  ---------
Net Gain (Loss) on
 Investments.............   (11,251,080)  (492,548)
                           ------------  ---------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $(11,038,080) $ (79,875)
                           ============  =========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND    MANAGED    MONEY MARKET   BLUE CHIP
                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           ----------  -----------  ------------  ------------
INVESTMENT INCOME
Dividends................  $  52,103   $   936,382                $   414,681
Interest.................    529,573       406,834    $124,730        140,478
                           ---------   -----------    --------    -----------
Total Investment
 Income..................    581,676     1,343,216     124,730        555,159
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
  Investment advisory and
   management fees.......     35,837       117,335       5,753         80,823
  Transfer and dividend
   disbursing agent
   fees..................     24,108        73,480       6,780         86,362
  Distribution fees......     28,508        90,492       9,649        146,507
  Administrative service
   fees..................     14,254        45,246       4,824         73,253
  Accounting fees........      3,258         9,778       1,151         14,542
Custodian fees...........      3,760         3,897       4,059          4,722
Professional fees........      3,691        11,202       1,283         17,976
Directors' fees and
 expenses................        168           513          57            831
Registration fees........      5,686         6,612       4,501          8,240
Miscellaneous............      3,016         8,198       1,828         11,980
                           ---------   -----------    --------    -----------
Total Expenses...........    122,286       366,753      39,885        445,236
Expense Reimbursement....                                 (929)
Fees paid indirectly.....       (336)         (412)       (223)          (434)
                           ---------   -----------    --------    -----------
Net Expenses.............    121,950       366,341      38,733        444,802
                           ---------   -----------    --------    -----------
Net Investment Income....    459,726       976,875      85,997        110,357
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............     (7,538)       22,942                  2,102,068
Change in unrealized
appreciation/depreciation
 of investments..........   (604,526)   (2,217,357)                (1,073,380)
                           ---------   -----------    --------    -----------
Net Gain (Loss) on
 Investments.............   (612,064)   (2,194,415)                 1,028,688
                           ---------   -----------    --------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $(152,338)  $(1,217,540)   $ 85,997    $ 1,139,045
                           =========   ===========    ========    ===========

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                     VALUE GROWTH
                                      PORTFOLIO
                           --------------------------------
                           SIX MONTHS ENDED
                           JANUARY 31, 2000    YEAR ENDED
                             (UNAUDITED)     JULY 31, 1999
                           ----------------  --------------
OPERATIONS
Net investment income....    $    213,000     $    837,369
Net realized gain (loss)
 from investment
 transactions............      (1,290,716)     (29,242,846)
Change in unrealized
appreciation/depreciation
 of
 investments.............      (9,960,364)      21,062,739
                             ------------     ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     (11,038,080)      (7,342,738)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................        (404,083)        (896,298)
  Class I................         (49,796)         (71,985)
Net realized gain from
 investment transactions:
  Class A................
  Class I................
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................                       (4,276,604)
  Class I................                         (248,105)
                             ------------     ------------
Total Dividends and
 Distributions...........        (453,879)      (5,492,992)
CAPITAL SHARE
 TRANSACTIONS............      (5,628,526)       3,404,142
                             ------------     ------------
Total Increase (Decrease)
 in Net Assets...........     (17,120,485)      (9,431,588)
NET ASSETS
Beginning of period......      88,301,033       97,732,621
                             ------------     ------------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $ 71,180,548     $ 88,301,033
                             ============     ============
Undistributed Net
 Investment Income.......    $     41,911     $    282,790
                             ============     ============

SEE ACCOMPANYING NOTES.

                                         HIGH                              HIGH
                                      GRADE BOND                        YIELD BOND
                                      PORTFOLIO                         PORTFOLIO
                           --------------------------------  --------------------------------
                           SIX MONTHS ENDED                  SIX MONTHS ENDED
                           JANUARY 31, 2000    YEAR ENDED    JANUARY 31, 2000    YEAR ENDED
                             (UNAUDITED)     JULY 31, 1999     (UNAUDITED)     JULY 31, 1999
                           ----------------  --------------  ----------------  --------------
OPERATIONS
Net investment income....    $   412,673      $   766,005      $   459,726      $   777,387
Net realized gain (loss)
 from investment
 transactions............        (16,171)         159,598           (7,538)         (29,781)
Change in unrealized
appreciation/depreciation
 of
 investments.............       (476,377)        (790,290)        (604,526)        (625,744)
                             -----------      -----------      -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........        (79,875)         135,313         (152,338)         121,862
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................       (364,700)        (682,413)        (397,923)        (680,208)
  Class I................        (47,973)         (83,592)         (61,803)         (97,179)
Net realized gain from
 investment transactions:
  Class A................        (37,168)         (74,415)                          (21,316)
  Class I................         (4,640)          (8,345)                           (2,821)
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................                                                           (84,990)
  Class I................                                                           (11,235)
                             -----------      -----------      -----------      -----------
Total Dividends and
 Distributions...........       (454,481)        (848,765)        (459,726)        (897,749)
CAPITAL SHARE
 TRANSACTIONS............       (390,450)       2,458,225          119,308        1,708,593
                             -----------      -----------      -----------      -----------
Total Increase (Decrease)
 in Net Assets...........       (924,806)       1,744,773         (492,756)         932,706
NET ASSETS
Beginning of period......     14,631,415       12,886,642       13,369,018       12,436,312
                             -----------      -----------      -----------      -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $13,706,609      $14,631,415      $12,876,262      $13,369,018
                             ===========      ===========      ===========      ===========
Undistributed Net
 Investment Income.......    $         0      $         0      $         0      $         0
                             ===========      ===========      ===========      ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       MANAGED
                                      PORTFOLIO
                           --------------------------------
                           SIX MONTHS ENDED
                           JANUARY 31, 2000    YEAR ENDED
                             (UNAUDITED)     JULY 31, 1999
                           ----------------  --------------
OPERATIONS
Net investment income....    $   976,875      $ 1,836,141
Net realized gain (loss)
 from investment
 transactions............         22,942       (6,463,959)
Change in unrealized
appreciation/depreciation
 of investments..........     (2,217,357)       1,724,570
                             -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     (1,217,540)      (2,903,248)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................       (702,132)      (1,708,510)
  Class I................        (63,348)        (127,401)
Net realized gain from
 investment transactions:
  Class A................
  Class I................
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................                      (1,863,050)
  Class I................                        (128,794)
                             -----------      -----------
Total Dividends and
 Distributions...........       (765,480)      (3,827,755)
CAPITAL SHARE
 TRANSACTIONS............     (3,277,643)       1,310,015
                             -----------      -----------
Total Increase (Decrease)
 in Net Assets...........     (5,260,663)      (5,420,988)
NET ASSETS
Beginning of period......     40,943,084       46,364,072
                             -----------      -----------
End of period (including
 undistributed
 net investment income as
 set forth below)........    $35,682,421      $40,943,084
                             ===========      ===========
Undistributed Net
 Investment Income.......    $   212,611      $     1,216
                             ===========      ===========

SEE ACCOMPANYING NOTES.

                                     MONEY MARKET                       BLUE CHIP
                                      PORTFOLIO                         PORTFOLIO
                           --------------------------------  --------------------------------
                           SIX MONTHS ENDED                  SIX MONTHS ENDED
                           JANUARY 31, 2000    YEAR ENDED    JANUARY 31, 2000    YEAR ENDED
                             (UNAUDITED)     JULY 31, 1999     (UNAUDITED)     JULY 31, 1999
                           ----------------  --------------  ----------------  --------------
OPERATIONS
Net investment income....     $   85,997       $  124,144      $   110,357      $   188,991
Net realized gain (loss)
 from investment
 transactions............                                        2,102,068         (147,965)
Change in unrealized
appreciation/depreciation
 of investments..........                                       (1,073,380)       7,509,719
                              ----------       ----------      -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........         85,997          124,144        1,139,045        7,550,745
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................        (71,474)        (102,909)        (139,451)        (176,178)
  Class I................        (14,523)         (21,235)         (48,724)         (29,314)
Net realized gain from
 investment transactions:
  Class A................                                         (639,235)         (52,637)
  Class I................                                          (66,185)          (4,819)
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................                                                          (133,393)
  Class I................                                                           (12,080)
                              ----------       ----------      -----------      -----------
Total Dividends and
 Distributions...........        (85,997)        (124,144)        (893,595)        (408,421)
CAPITAL SHARE
 TRANSACTIONS............        619,712        1,001,217        5,662,767        6,473,226
                              ----------       ----------      -----------      -----------
Total Increase (Decrease)
 in Net Assets...........        619,712        1,001,217        5,908,217       13,615,550
NET ASSETS
Beginning of period......      4,202,225        3,201,008       60,646,316       47,030,766
                              ----------       ----------      -----------      -----------
End of period (including
 undistributed
 net investment income as
 set forth below)........     $4,821,937       $4,202,225      $66,554,533      $60,646,316
                              ==========       ==========      ===========      ===========
Undistributed Net
 Investment Income.......     $        0       $        0      $    (2,834)     $    74,984
                              ==========       ==========      ===========      ===========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 2000
(UNAUDITED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
COMMON STOCKS (85.44%)
---------------------------
  AGRICULTURAL SERVICES (0.83%)
  Rayonier, Inc....................................      13,800     $   593,400
  APPAREL AND ACCESSORY STORES (1.18%)
  Wolverine World Wide, Inc........................      92,000         839,500
  CHEMICALS AND ALLIED PRODUCTS (1.71%)
  Avon Products, Inc...............................      15,000         477,187
  RPM, Inc.........................................      72,000         738,000
                                                                    -----------
                                                                      1,215,187
  COMMUNICATIONS (5.24%)
  AT&T Corporation.................................      20,000       1,055,000
  MCI Worldcom, Inc................................      30,000(1)    1,378,125
  SBC Communications...............................      30,000       1,293,750
                                                                    -----------
                                                                      3,726,875
  DEPOSITORY INSTITUTIONS (1.79%)
  Bank of America..................................       6,175         299,102
  Glacier Bancorp, Inc.............................       8,690         128,177
  U. S. Bancorp....................................      20,000         443,750
  Wells Fargo Co., New.............................      10,000         400,000
                                                                    -----------
                                                                      1,271,029
  EATING AND DRINKING PLACES (1.05%)
  McDonald's Corporation...........................      20,000         743,750
  ELECTRIC, GAS AND SANITARY SERVICES (1.18%)
  Matrix Service Co................................     139,700(1)      838,200
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.07%)
  ECI Telecom, Ltd.................................      20,000         540,000
  National Services Industries.....................      37,400         930,325
                                                                    -----------
                                                                      1,470,325
  FABRICATED METAL PRODUCTS (1.59%)
  Gillette Company.................................      30,000       1,128,750

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
FOOD AND KINDRED PRODUCTS (5.98%)
  Coca-Cola Company................................      10,000     $   574,375
  ConAgra, Inc.....................................      30,500         651,937
  Hershey Foods....................................      10,000         425,000
  Interstate Bakers................................      15,000         229,688
  PepsiCo, Inc.....................................      20,000         682,500
  Philip Morris Companies, Inc.....................      50,000       1,046,875
  Sara Lee Corp....................................      35,000         645,313
                                                                    -----------
                                                                      4,255,688
  FOOD STORES (8.73%)
  7-Eleven, Inc....................................   1,016,600(1)    2,732,112
  Albertson's, Inc.................................      15,000         459,375
  Casey's General Store............................     293,250       3,024,141
                                                                    -----------
                                                                      6,215,628
  FURNITURE AND FIXTURES (0.84%)
  Newell Rubbermaid, Inc...........................      20,000         600,000
  GENERAL MERCHANDISE STORES (1.12%)
  Harcourt General, Inc............................      20,000         800,000
  HEALTH SERVICES (9.39%)
  Abbott Laboratories..............................      40,000       1,305,000
  Cardinal Health, Inc.............................      20,000         956,250
  Johnson & Johnson................................      30,000       2,581,875
  Quorum Health Group, Inc.........................     100,000(1)      959,380
  Schering-Plough Corp.............................      20,000         880,000
                                                                    -----------
                                                                      6,682,505
  HOLDING AND OTHER INVESTMENT OFFICES (3.13%)
  MBIA, Inc........................................      30,000       1,501,875
  Wintrust Financial Corp..........................      47,750         722,219
                                                                    -----------
                                                                      2,224,094
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.32%)
  Ingersoll-Rand Co................................      20,000         941,250
  INSTRUMENTS AND RELATED PRODUCTS (1.47%)
  Becton Dickinson & Co............................      40,000       1,047,500

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
INSURANCE CARRIERS (7.50%)
  Allstate Corp....................................      24,000     $   556,500
  Chubb Corp.......................................      20,000       1,125,000
  Jefferson Pilot Corp.............................      20,000       1,175,000
  MONY Group, Inc..................................      34,500         931,500
  Progressive Corp.................................      10,000         622,500
  Transatlantic Holdings, Inc......................       6,350         476,250
  United Fire & Casualty Co........................      22,750         455,000
                                                                    -----------
                                                                      5,341,750
  LUMBER AND WOOD PRODUCTS (0.63%)
  Lowe's Companies.................................      10,000         446,250
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.77%)
  Emerson Electric.................................      10,000         550,625
  MISCELLANEOUS RETAIL (1.45%)
  Toys R Us, Inc...................................     100,000(1)    1,031,250
  NONDEPOSITORY INSTITUTIONS (5.68%)
  Berkshire Hathaway, Inc..........................          30(1)    1,536,000
  Federal Home Loan Mortgage Corp..................      50,000       2,509,375
                                                                    -----------
                                                                      4,045,375
  OIL AND GAS EXTRACTION (2.75%)
  Burlington Resources, Inc........................      20,000         641,250
  Offshore Logistics...............................      70,000(1)      647,500
  Pride International, Inc.........................      41,633(1)      668,730
                                                                    -----------
                                                                      1,957,480
  PETROLEUM AND COAL PRODUCTS (1.17%)
  Chevron Corporation..............................      10,000         835,625
  PRIMARY METAL INDUSTRIES (3.32%)
  Northwest Pipe Company...........................     159,000(1)    2,365,125
  PRINTING AND PUBLISHING (1.15%)
  Belo A.H. Corp...................................      51,500         817,562
  RUBBER AND MISCELLANEOUS PLASTICS (1.64%)
  Illinois Tool Works..............................      20,000       1,170,000
  SERVICES (0.26%)
  Service Corporation International................      40,000         182,500

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
TRANSPORTATION - BY AIR (2.52%)
  Petroleum Helicopters, Inc. (Voting).............      20,900     $   240,350
  Petroleum Helicopters, Inc. (Non-voting).........     134,400       1,554,000
                                                                    -----------
                                                                      1,794,350
  TRANSPORTATION EQUIPMENT (0.74%)
  United Technologies Corp.........................      10,000         529,375
  TRANSPORTATION SERVICES (0.81%)
  GATX Corp........................................      20,000         575,000
  TRUCKING AND WAREHOUSING (2.56%)
  Heartland Express, Inc...........................      89,020(1)    1,224,025
  United Parcel Service - Class B..................      10,000         595,000
                                                                    -----------
                                                                      1,819,025
  WATER TRANSPORTATION (2.21%)
  American Water Works, Inc........................      65,000       1,576,250
  WHOLESALE - NONDURABLE GOODS (1.66%)
  Super Valu Stores, Inc...........................      40,000         720,000
  Unilever N V.....................................      10,000         462,500
                                                                    -----------
                                                                      1,182,500
                                                                    -----------
Total Common Stocks................................                  60,813,723
PREFERRED STOCKS (3.51%)
-----------------------------
  COMMUNICATIONS (0.12%)
  Cellnet Funding, LLC.............................      29,000          82,470
  HOLDING AND OTHER INVESTMENT OFFICES (2.12%)
  General Growth Properties, Inc...................      73,240       1,510,575
  OIL AND GAS EXTRACTION (1.27%)
  Unocal Capital Trust.............................      20,000         907,500
                                                                    -----------
Total Preferred Stocks.............................                   2,500,545

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -------------  ------------
CORPORATE BONDS (13.05%)
-----------------------------
  CHEMICALS AND ALLIED PRODUCTS (1.76%)
  Centocor, Inc., 4.75%, due 2/15/05...............  $  500,000     $ 1,250,720
  HEALTH SERVICES (1.81%)
  Athena Neurosciences, Inc., 4.75%, due
   11/15/04........................................   2,260,000       1,291,702
  PRIMARY METAL INDUSTRIES (4.74%)
  Quanex Corp., 6.88%, due 6/30/07.................   3,360,000       3,370,675
  PRINTING AND PUBLISHING (4.74%)
  Mail-Well, Inc., 5.00%, due 11/01/02.............   3,700,000       3,373,920
                                                                    -----------
Total Corporate Bonds..............................                   9,287,017

                                                        SHARES
                                                         HELD
                                                     -------------
SHORT-TERM INVESTMENTS (0.30%)
-----------------------------------
  MONEY MARKET MUTUAL FUND
  Provident Institutional Funds, T-Fund
   Portfolio.......................................     216,343         216,343
                                                                    -----------
Total Investments (102.30%)........................                  72,817,628
OTHER ASSETS LESS LIABILITIES (-2.30%)
------------------------------------------
  Cash, receivables, prepaid expense and other
   assets, less liabilities........................                  (1,637,080)
                                                                    -----------
Total Net Assets (100.00%).........................                 $71,180,548
                                                                    ===========

(1)   Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 2000
(UNAUDITED)

                                                                   SHARES
                                                                    HELD        VALUE
                                                                  ---------  -----------
PREFERRED STOCKS (5.40%)
-----------------------------
  New Plan Excel Realty Trust...................................     9,000   $   394,875
  Virginia Electric & Power.....................................    15,000       345,000
                                                                             -----------
                                                                                 739,875

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                  ---------
CORPORATE BONDS (60.41%)
-----------------------------
  DEPOSITORY INSTITUTIONS (5.56%)
  First Bank, N.A., 6.25%, due 8/15/05..........................  $450,000       437,013
  J. P. Morgan & Co., 7.25%, due 10/01/10.......................   350,000       325,472
                                                                             -----------
                                                                                 762,485
  ELECTRIC, GAS AND SANITARY SERVICES (8.50%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%,
   due 1/01/12..................................................   537,000       557,288
  Oglethorpe Power (OPC Scherer), 6.974%, due 6/30/11...........   645,000       607,132
                                                                             -----------
                                                                               1,164,420
  GENERAL MERCHANDISE STORES (2.72%)
  J.C. Penney & Co., 8.25%, due 8/15/22.........................   400,000       373,368
  HOLDING AND OTHER INVESTMENT OFFICES (4.89%)
  Meditrust, 7.60%, due 9/13/05.................................   350,000       264,555
  Washington REIT, 6.898%, due 2/15/18..........................   450,000       405,563
                                                                             -----------
                                                                                 670,118
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.87%)
  Thermo Fibertek, 4.50%, due 7/15/04...........................   650,000       530,088
  NONDEPOSITORY INSTITUTIONS (3.47%)
  Household Finance Co., 7.30%, due 7/30/12.....................   300,000       281,340
  Security Capital Pacific, 7.20%, due 3/01/13..................   225,000       194,769
                                                                             -----------
                                                                                 476,109
  OIL AND GAS EXTRACTION (1.61%)
  Burlington Resources, Inc., 9.125%, due 10/01/21..............   200,000       220,200
  PAPER AND ALLIED PRODUCTS (1.95%)
  Union Camp Corp., 8.625%, due 4/15/16.........................   257,000       266,725
  PETROLEUM AND COAL PRODUCTS (3.55%)
  Texaco Capital, Inc., 7.25%, due 1/10/10......................   500,000       487,205

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
  SECURITY AND COMMODITY BROKERS (2.53%)
  Goldman Sachs Group, Inc., 7.80%, due 1/28/10.................  $350,000   $   346,780
  TEXTILE MILL PRODUCTS (3.68%)
  Unifi, 6.50%, due 2/01/08.....................................   550,000       505,126
  TRANSPORTATION - BY AIR (11.42%)
  Continental Airlines, Inc., 6.545%, due 8/02/20...............   699,700       618,878
  Northwest Airlines, 7.575%, due 9/01/20.......................   700,000       653,107
  US Air, Inc., 8.36%, due 1/20/19..............................   300,000       292,785
                                                                             -----------
                                                                               1,564,770
  TOBACCO PRODUCTS (5.02%)
  UST, Inc., 7.25%, due 6/01/09.................................   750,000       688,650
  TRANSPORTATION EQUIPMENT (1.64%)
  Ford Motor Co., 9.215%, due 9/15/21...........................   200,000       224,656
                                                                             -----------
Total Corporate Bonds...........................................               8,280,700
ASSET-BACKED SECURITIES (0.21%)
------------------------------------
  Federal Home Loan Mortgage Corp., 10.15%, due 4/15/06.........    28,797        28,826
MORTGAGE-BACKED SECURITIES (27.67%)
------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.19%)
  Pool # 503442, 9.50%, due 7/01/05.............................    25,959        26,535
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (27.48%)
  Pool # 236070, 10.00%, due 10/15/12...........................   552,555       591,753
  Pool # 1512, 7.50%, due 12/20/23..............................   480,440       468,131
  Pool # 22630, 6.50%, due 8/01/28..............................   462,130       425,594
  Pool # 2631, 7.00%, due 8/01/28...............................   502,240       476,656
  Pool # 2658, 6.50%, due 10/01/28..............................   927,550       854,218
  Pool # 2701, 6.50%, due 1/20/29...............................   950,635       875,478
  Pool # 144332, 9.00%, due 7/15/16.............................    10,201        10,670
  Pool # 194692, 8.00%, due 5/15/17.............................    63,818        64,376
                                                                             -----------
                                                                               3,766,876
                                                                             -----------
Total Mortgage-Backed Securities................................               3,793,411
UNITED STATES TREASURY OBLIGATION (2.98%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due 8/15/04........................   400,000       407,904

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
SHORT-TERM INVESTMENTS (2.00%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (1.64%)
  Federal National Mortgage Association, due 2/24/00............  $225,000   $   224,206

                                                                   SHARES
                                                                    HELD
                                                                  ---------
  MONEY MARKET MUTUAL FUND (0.36%)
  Provident Institutional Funds, T-Fund Portfolio...............    48,960        48,960
                                                                             -----------
Total Short-Term Investments....................................                 273,166
                                                                             -----------
Total Investments (98.67%)......................................              13,523,882
OTHER ASSETS LESS LIABILITIES (1.33%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                 182,727
                                                                             -----------
Total Net Assets (100.00%)......................................             $13,706,609
                                                                             ===========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
January 31, 2000

(Unaudited)

                                                                   SHARES
                                                                    HELD        VALUE
                                                                  ---------  -----------
COMMON STOCKS (0.57%)
--------------------------
  FOOD STORES
  Penn Traffic Co...............................................     9,092(1) $    73,873
PREFERRED STOCKS (8.36%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.94%)
  CFB Capital I.................................................    11,000       250,250
  HOLDING AND OTHER INVESTMENT OFFICES (2.39%)
  New Plan Excel Realty Trust...................................     7,000       307,125
  METAL MINING (4.03%)
  Cameco Corp...................................................    24,000       519,000
                                                                             -----------
Total Preferred Stocks..........................................               1,076,375

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                  ---------
CORPORATE BONDS (83.71%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.95%)
  AMF Bowling Worldwide, Inc., 10.875%, due 3/15/06.............  $260,000       122,200
  APPAREL AND OTHER TEXTILE PRODUCTS (2.12%)
  Dan River, Inc., 10.125%, due 12/15/03........................   280,000       273,000
  AUTO REPAIR, SERVICES AND PARKING (0.71%)
  Budget Group, Inc., 9.125%, due 4/01/06.......................   100,000        91,500
  BUSINESS SERVICES (2.31%)
  Cendant Corporation, 7.75%, due 12/01/03......................   300,000       297,234
  CHEMICALS AND ALLIED PRODUCTS (5.92%)
  Lyondell Chemical Co., 9.625%, due 5/01/07....................   600,000       597,000
  Terra Industries, Inc., 10.50%, due 6/15/05...................   200,000       165,000
                                                                             -----------
                                                                                 762,000
  COMMUNICATIONS (4.17%)
  Savoy Pictures, 7.00%, due 7/01/03............................   550,000       536,250
  DEPOSITORY INSTITUTIONS (2.64%)
  First Bank, N.A., 6.25%, due 8/15/05..........................   350,000       339,899

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
  ELECTRIC, GAS AND SANITARY SERVICES (12.14%)
  Allied Waste North America, 10.00%, due 8/01/09...............  $500,000   $   437,500
  ESI Tractebel, 7.99%, due 12/30/11............................   460,000       404,035
  Gulf States Utilities, 8.94%, due 1/01/22.....................   400,000       403,072
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17...........   340,448       317,828
                                                                             -----------
                                                                               1,562,435
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (2.85%)
  Advanced Micro Devices, Inc., 11.00%, due 8/01/03.............   360,000       367,200
  FOOD STORES (0.32%)
  Penn Traffic Co., 11.00%, due 6/29/09.........................    47,850        41,630
  GENERAL MERCHANDISE STORES (3.86%)
  Woolworth, F.W., 7.00%, due 6/01/00...........................   500,000       497,500
  HEALTH SERVICES (2.84%)
  Tenet Healthcare, 7.625%, due 6/01/08.........................   400,000       365,000
  HOLDING AND OTHER INVESTMENT OFFICES (12.17%)
  Bradley Operating, L.P., 7.20%, due 1/15/08...................   500,000       451,710
  Federal Realty Investment Trust, 7.48%, due 8/15/26...........   600,000       550,042
  Price Development Company, 7.29%, due 3/11/08.................   250,000       227,453
  SUSA Partnership, L.P., 8.20%, due 6/01/17....................   375,000       338,273
                                                                             -----------
                                                                               1,567,478
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.29%)
  AGCO Corp., 8.5%, due 3/15/06.................................   600,000       552,000
  INSTRUMENTS AND RELATED PRODUCTS (4.75%)
  Thermo Electron Corp., 4.25%, due 1/01/03.....................   700,000       611,940
  LUMBER AND WOOD PRODUCTS (3.48%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21...................   330,000       346,414
  Georgia-Pacific Corp., 9.125%, due 7/01/22....................   100,000       101,353
                                                                             -----------
                                                                                 447,767
  METAL MINING (1.51%)
  Inco Ltd., 9.875%, due 6/15/19................................   200,000       193,920
  NONDEPOSITORY INSTITUTIONS (1.41%)
  Macsaver Financial, 7.40%, due 2/15/02........................   300,000       181,500

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
  OIL AND GAS EXTRACTION (5.39%)
  Occidental Petroleum Co., 7.375%, due 11/15/08................  $300,000   $   288,333
  Pool Energy Services, 8.625%, due 4/01/08.....................   400,000       406,000
                                                                             -----------
                                                                                 694,333
  PAPER AND ALLIED PRODUCTS (1.99%)
  Container Corp. of America, 9.75%, due 4/01/03................   250,000       256,875
  REAL ESTATE (3.10%)
  United Dominion Realty Trust, 8.125%, due 11/15/00............   400,000       399,671
  TRANSPORTATION SERVICES (1.82%)
  Preston Corp., 7.00%, due 5/01/11.............................   306,000       234,090
  WATER TRANSPORTATION (2.97%)
  Windsor Petroleum Transportation, 7.84%, due 1/15/21..........   500,000       382,500
                                                                             -----------
  Total Corporate Bonds.........................................              10,777,922
SHORT-TERM INVESTMENTS (6.03%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (3.87%)
  Federal National Mortgage Association, due 2/24/00............   500,000       498,236

                                                                   SHARES
                                                                    HELD
                                                                  ---------
  MONEY MARKET MUTUAL FUND (2.16%)
  Provident Institutional Funds, T-Fund Portfolio...............   278,198       278,198
                                                                             -----------
  Total Short-Term Investments..................................                 776,434
                                                                             -----------
  Total Investments (98.67%)....................................              12,704,604
OTHER ASSETS LESS LIABILITIES (1.33%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                 171,658
                                                                             -----------
  Total Net Assets (100.00%)....................................             $12,876,262
                                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 2000
(UNAUDITED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  ----------      -----------
COMMON STOCKS (8.29%)
--------------------------
  CHEMICALS AND ALLIED PRODUCTS (1.09%)
  RPM, Inc......................................................      38,000      $   389,500
  DEPOSITORY INSTITUTIONS (0.84%)
  Bank of America...............................................       6,175          299,102
  ELECTRIC, GAS AND SANITARY SERVICES (1.78%)
  Northern States Power Co. (Minnesota).........................      33,000          635,250
  FOOD AND KINDRED PRODUCTS (4.58%)
  ConAgra, Inc..................................................      11,975          255,966
  Philip Morris Companies, Inc..................................      52,600        1,101,313
  Sara Lee Corp.................................................      15,000          276,563
                                                                                  -----------
                                                                                    1,633,842
                                                                                  -----------
Total Common Stocks.............................................                    2,957,694
PREFERRED STOCKS (50.28%)
------------------------------
  DEPOSITORY INSTITUTIONS (8.03%)
  CFB Capital I, Inc............................................      37,500          853,125
  Harris Preferred Capital Group, Inc...........................      10,150          209,344
  Taylor Capital Group, Inc.....................................      72,000        1,804,500
                                                                                  -----------
                                                                                    2,866,969
  EATING AND DRINKING PLACES (1.80%)
  Wendy's Financing.............................................      14,300          643,500
  ELECTRIC, GAS AND SANITARY SERVICES (5.20%)
  Equitable Resources...........................................      50,000        1,012,500
  Nisource, Inc.................................................      22,000          844,250
                                                                                  -----------
                                                                                    1,856,750
  FOOD STORES (6.31%)
  Suiza Capital Trust II........................................      62,500        2,250,000
  HOLDING AND OTHER INVESTMENT OFFICES (7.76%)
  General Growth Properties, Inc................................      90,000        1,856,250
  Wintrust Capital Trust........................................      37,500          911,718
                                                                                  -----------
                                                                                    2,767,968
  NONDEPOSITORY INSTITUTIONS (4.08%)
  Newell Financial Trust I......................................      37,000      1,456,875

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  ----------      -----------
  OIL AND GAS EXTRACTION (8.99%)
  EVI, Inc......................................................      40,000      $ 1,615,000
  El Paso Energy Capital Trust, Inc.............................      15,000          686,250
  Unocal Capital Trust..........................................      20,000          907,500
                                                                                  -----------
                                                                                    3,208,750
  PETROLEUM AND COAL PRODUCTS (2.85%)
  Canadian Occident Petroleum...................................      44,000        1,017,500
  PIPELINES EXCLUDING NATURAL GAS (3.13%)
  Enron Capital.................................................      47,200        1,115,100
  RAILROAD TRANSPORTATION (0.45%)
  Union Pacific Capital Trust...................................       4,000          159,000
  WHOLESALE - NONDURABLE GOODS (1.68%)
  Howell Corp...................................................      20,000          598,750
                                                                                  -----------
Total Preferred Stocks..........................................                   17,941,162

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
CORPORATE BONDS (32.50%)
-----------------------------
  CHEMICALS AND ALLIED PRODUCTS (3.50%)
  Centocor, Inc., 4.75%, due 2/15/05............................  $1,000,000        1,250,720
  ELECTRIC, GAS AND SANITARY SERVICES (0.36%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%,
   due 1/01/12..................................................     123,000          127,647
  HEALTH SERVICES (8.53%)
  Athena Neurosciences, Inc., 4.75%, due 11/15/04...............     800,000          820,128
  Dura Pharmaceuticals, 3.50%, due 7/15/02......................   2,000,000        1,625,000
  Healthsouth Corp., 3.25%, due 4/01/03.........................     750,000          597,771
                                                                                  -----------
                                                                                    3,042,899
  METAL MINING (3.45%)
  Teck Corp., 3.75%, due 7/15/06................................   1,500,000        1,230,000
  NONDEPOSITORY INSTITUTIONS (2.71%)
  Consumer Portfolio Services, Inc., 10.50%, due 4/15/04........   1,600,000          968,000
  OIL AND GAS EXTRACTION (4.69%)
  Diamond Offshore Drilling, 3.75%, due 2/15/07.................   1,700,000        1,674,432

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  ----------      -----------
  PRIMARY METAL INDUSTRIES (4.53%)
  Quanex Corp., 6.88%, due 6/30/07..............................  $1,730,000      $ 1,617,550
  PRINTING AND PUBLISHING (4.73%)
  Mail-Well, Inc., 5.00%, due 11/01/02..........................   2,000,000        1,686,960
                                                                                  -----------
Total Corporate Bonds...........................................                   11,598,208

                                                                    SHARES
                                                                     HELD
                                                                  ----------
SHORT-TERM INVESTMENTS (0.20%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (0.20%)
  Provident Institutional Funds, T-Fund Portfolio...............      71,307           71,307
                                                                                  -----------
Total Investments (91.27%)......................................                   32,568,371
OTHER ASSETS LESS LIABILITIES (8.73%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                    3,114,050
                                                                                  -----------
Total Net Assets (100.00%)......................................                  $35,682,421
                                                                                  ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
January 31, 2000

(Unaudited)

                                                                  ANNUALIZED
                                                                   YIELD ON
                                                                   PURCHASE   PRINCIPAL
                                                                     DATE      AMOUNT      VALUE
                                                                  ----------  ---------  ----------
SHORT-TERM INVESTMENTS (100.31%)
--------------------------------------
  COMMERCIAL PAPER (21.88%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co., 5.54%, due 2/04/00............      5.544%  $175,000   $  175,000
    General Electric Capital Corp., 5.29%, due 2/14/00..........      5.285    205,000      205,000
    IBM Credit Corp., 5.46%, due 2/01/00........................      5.460    205,000      205,000
    Norwest Financial Corp., 5.46%, due 2/07/00.................      5.464    230,000      230,000
    Texaco, Inc., 5.67%, due 2/17/00............................      5.665    240,000      240,000
                                                                                         ----------
  Total Commercial Paper........................................                          1,055,000
  UNITED STATES GOVERNMENT AGENCIES (78.43%)
    Federal Home Loan Bank, due 2/18/00.........................      5.526    240,000      239,384
    Federal Home Loan Bank, due 2/29/00.........................      5.733    330,000      328,555
    Federal Home Loan Bank, due 3/08/00.........................      5.683    325,000      323,188
    Federal Home Loan Bank, due 3/22/00.........................      5.757    275,000      272,848
    Federal Home Loan Mortgage Corp., due 2/02/00...............      5.921    250,000      249,959
    Federal Home Loan Mortgage Corp., due 2/08/00...............      5.824    385,000      384,570
    Federal Home Loan Mortgage Corp., due 2/15/00...............      5.462    210,000      209,561
    Federal Home Loan Mortgage Corp., due 2/22/00...............      5.642    250,000      249,191
    Federal Home Loan Mortgage Corp., due 2/25/00...............      5.602    270,000      269,009
    Federal Home Loan Mortgage Corp., due 3/14/00...............      5.669    215,000      213,607
    Federal National Mortgage Assoc., due 2/03/00...............      5.859    165,000      164,947
    Federal National Mortgage Assoc., due 2/09/00...............      5.867    290,000      289,629
    Federal National Mortgage Assoc., due 2/24/00...............      5.636    200,000      199,292
    Federal National Mortgage Assoc., due 3/03/00...............      5.691    200,000      199,038
    Federal National Mortgage Assoc., due 3/09/00...............      5.733    190,000      188,902
                                                                                         ----------
  Total United States Government Agencies.......................                          3,781,680
                                                                                         ----------
Total Short-Term Investments....................................                          4,836,680
OTHER ASSETS LESS LIABILITIES (-0.31%)
-------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                            (14,743)
                                                                                         ----------
Total Net Assets (100.00%)......................................                         $4,821,937
                                                                                         ==========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 2000
(UNAUDITED)

                                                                    SHARES
                                                                     HELD          VALUE
                                                                  ----------    -----------
COMMON STOCKS (90.03%)
---------------------------
  CHEMICALS AND ALLIED PRODUCTS (10.63%)
  Bristol-Myers Squibb Co.......................................      23,962    $ 1,581,492
  DuPont (E.I.) de Nemours & Co.................................      17,212      1,015,508
  Lilly (Eli) & Co..............................................       9,088        607,760
  Merck & Co., Inc..............................................      21,223      1,672,638
  Pfizer, Inc...................................................      19,093        694,508
  Procter & Gamble Co...........................................      14,875      1,500,516
                                                                                -----------
                                                                                  7,072,422
  COMMUNICATIONS (8.67%)
  AT & T Corp...................................................      23,232      1,225,488
  Bell Atlantic Corp............................................      20,144      1,247,669
  CBS Corp......................................................      29,678(1)   1,730,598
  MCI Worldcom, Inc.............................................      16,882(1)     775,517
  SBC Communications, Inc.......................................      18,325        790,265
                                                                                -----------
                                                                                  5,769,537
  COMPUTER PROGRAMMING AND SOFTWARE (2.64%)
  America Online, Inc...........................................      12,216(1)     695,549
  Microsoft Corp................................................      10,850(1)   1,061,944
                                                                                -----------
                                                                                  1,757,493
  DEPOSITORY INSTITUTIONS (2.33%)
  Bank of America...............................................      12,168        589,388
  J. P. Morgan & Co., Inc.......................................       7,839        962,727
                                                                                -----------
                                                                                  1,552,115
  EATING AND DRINKING PLACES (1.98%)
  McDonald's Corp...............................................      35,376      1,315,545
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (15.61%)
  Cisco Systems, Inc............................................      17,088(1)   1,871,136
  Dell Computer Corp............................................      18,795(1)     724,782
  EMC Corp......................................................       6,915(1)     736,448
  General Electric Co...........................................      16,166      2,156,140
  Intel Corporation.............................................      12,054      1,192,592
  Lucent Technologies, Inc......................................      28,487      1,573,907
  Motorola, Inc.................................................       5,273        721,083
  Sun Microsystems, Inc.........................................       9,278(1)     728,903
  Texas Instruments, Inc........................................       6,374        687,595
                                                                                -----------
                                                                                 10,392,586

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD          VALUE
                                                                  ----------    -----------
  FOOD AND KINDRED PRODUCTS (3.91%)
  Coca-Cola Co. (The)...........................................      20,500    $ 1,177,468
  PepsiCo, Inc..................................................      26,767        913,423
  Philip Morris Companies, Inc..................................      24,538        513,764
                                                                                -----------
                                                                                  2,604,655
  GENERAL MERCHANDISE STORES (3.70%)
  Wal-Mart Stores, Inc..........................................      44,948      2,460,903
  HEALTH SERVICES (2.11%)
  Johnson & Johnson.............................................      16,329      1,405,315
  INDUSTRIAL MACHINERY AND EQUIPMENT (7.25%)
  Caterpillar, Inc..............................................      22,022        934,559
  Hewlett-Packard Co............................................      10,185      1,102,526
  International Business Machines Corp..........................      18,801      2,109,237
  Oracle Corporation............................................      13,575(1)     678,113
                                                                                -----------
                                                                                  4,824,435
  INSTRUMENTS AND RELATED PRODUCTS (1.08%)
  Eastman Kodak Co..............................................      11,652        720,968
  INSURANCE CARRIERS (3.27%)
  American International Group, Inc.............................      20,892      2,175,380
  LUMBER AND WOOD PRODUCTS (1.09%)
  Home Depot, Inc...............................................      12,859(1)     728,141
  MOTION PICTURES (1.83%)
  Disney (Walt) Co..............................................      33,593      1,219,846
  NONDEPOSITORY INSTITUTIONS (1.87%)
  Citigroup, Inc................................................      21,693      1,245,992
  PAPER AND ALLIED PRODUCTS (2.71%)
  International Paper Co........................................      17,698        842,867
  Minnesota Mining & Manufacturing Co...........................      10,271        961,622
                                                                                -----------
                                                                                  1,804,489
  PETROLEUM AND COAL PRODUCTS (3.97%)
  Exxon Mobil Corp..............................................      31,653      2,643,026
  PRIMARY METAL INDUSTRIES (2.53%)
  Alcoa, Inc....................................................      24,119      1,680,793
  PRINTING AND PUBLISHING (1.04%)
  Time Warner, Inc..............................................       8,623        689,301
  SECURITY AND COMMODITY BROKERS (3.08%)
  American Express Co...........................................      12,425    2,047,795

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD          VALUE
                                                                  ----------    -----------
  TRANSPORTATION EQUIPMENT (8.73%)
  Boeing Co. (The)..............................................      19,412    $   860,194
  Ford Motor Co.................................................      22,170      1,102,957
  General Motors Corp...........................................      14,727      1,184,603
  Honeywell International, Inc..................................      27,943      1,341,264
  United Technologies Corp......................................      24,889      1,317,561
                                                                                -----------
                                                                                  5,806,579
                                                                                -----------
Total Common Stocks.............................................                 59,917,316
SHORT-TERM INVESTMENTS (10.01%)
------------------------------------
  MONEY MARKET MUTUAL FUND (3.65%)
  Provident Institutional Funds, T-Fund Portfolio...............   2,429,588      2,429,588

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
  UNITED STATES GOVERNMENT AGENCIES (6.36%)
  Federal National Mortgage Association, due 2/02/00............  $1,000,000        999,848
  Federal Home Loan Mortgage Corp., due 2/25/00.................   2,500,000      2,490,807
  Federal Home Loan Mortgage Corp., due 3/14/00.................     750,000        745,136
                                                                                -----------
                                                                                  4,235,791
                                                                                -----------
Total Short-Term Investments....................................                  6,665,379
                                                                                -----------
Total Investments (100.04%).....................................                 66,582,695
OTHER ASSETS LESS LIABILITIES (-0.04%)
-------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                    (28,162)
                                                                                -----------
Total Net Assets (100.00%)......................................                $66,554,533
                                                                                ===========

(1)   Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

    Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Investment, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Investment. Share certificates are not available for Class I or Class A shares.

    Traditional shares ("Class A") are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio except that Class A shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

    The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative fees are only charged against Class A shares. Other class-specific expenses charged to each class during the period ended January 31, 2000, which are included in the corresponding captions of the Statements of Operations, were as follows:

                                   TRANSFER AND
                                DIVIDEND DISBURSING
                                    AGENT FEES       REGISTRATION FEES
                                -------------------  ------------------
PORTFOLIO                        CLASS A   CLASS I   CLASS A   CLASS I
---------                       ---------  --------  --------  --------
Value Growth..................  $105,440    $6,979    $5,817    $2,550
High Grade Bond...............    16,612     3,255     3,158     2,496
High Yield Bond...............    20,800     3,308     3,188     2,498
Managed.......................    66,939     6,541     4,096     2,516
Money Market..................     3,730     3,050     2,765     1,736
Blue Chip.....................    79,021     7,340     5,686     2,554

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    All portfolios, other than the Money Market Portfolio, value their common and preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed and asset-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the ex-dividend date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At January 31, 2000, the Value Growth and Managed Portfolios had net capital loss carryforwards of approximately $30,534,000 and $6,441,000, respectively, which will expire from 2007 through 2008.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class A shares of each portfolio and, in part, are subsequently remitted by EquiTrust Investment to retail dealers including EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), an affiliate who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class A shares of each portfolio; (4) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000. EquiTrust Investment voluntarily waived the minimum fee associated with the shareholder service, transfer and dividend disbursing agent fees for both classes of shares, effective December 1, 1997 through December 31, 2000. There can be no assurance that EquiTrust Investment will continue to waive this expense beyond December 31, 2000.

    EquiTrust Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for "Class A" and "Class I" shares, respectively, based on each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2000, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

PORTFOLIO                                  CLASS A   CLASS I
---------                                 ---------  --------
Value Growth............................         --  154,703
High Grade Bond.........................         --   94,967
High Yield Bond.........................     75,129   95,057
Managed.................................         --   70,373
Money Market............................  1,910,602  500,000
Blue Chip...............................         --   27,196

    EquiTrust Investment also owned 100,017 shares of Value Growth Portfolio (Class A) at January 31, 2000.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2000 consisted of:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                              GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Capital Stock
 (5,000,000,000 shares of
 $.001 par value Capital
 Stock authorized).......  $      8,570  $     1,414  $     1,367  $     3,614  $    4,822  $     1,410
Additional paid-in
 capital.................   113,207,616   14,466,825   13,906,002   46,345,352   4,817,115   42,616,462
Accumulated undistributed
 net investment income...        41,911                                212,611                   (2,834)
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (30,533,562)     (16,290)    (103,763)  (6,441,017)               1,248,683
Net unrealized
 appreciation
 (depreciation) of
 investments.............   (11,543,987)    (745,340)    (927,344)  (4,438,139)              22,690,812
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 71,180,548  $13,706,609  $12,876,262  $35,682,421  $4,821,937  $66,554,533
                           ============  ===========  ===========  ===========  ==========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in Capital Stock for each portfolio were as follows:

PERIOD ENDED JANUARY 31, 2000:

                                                            PORTFOLIO
                           ---------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           -----------  -----------  -----------  -----------  ----------  -----------
Shares sold:
  Class A................      250,236      66,190        97,654       77,935   1,458,398      155,425
  Class I................       58,848      11,552        13,619       28,070      50,218       19,271
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       46,646      27,281        27,049       65,939      27,662       15,550
  Class I................        4,298       1,738         2,346        4,780       3,664        1,823
Shares redeemed:
  Class A................     (973,324)   (141,651)     (117,953)    (475,192)   (885,261)     (66,094)
  Class I................      (37,614)     (4,547)      (10,159)     (27,065)    (34,969)      (8,420)
                           -----------  -----------  -----------  -----------  ----------  -----------
Net Increase
 (Decrease)..............     (650,910)    (39,437)       12,556     (325,533)    619,712      117,555
                           ===========  ===========  ===========  ===========  ==========  ===========
Value of shares sold:
  Class A................  $ 2,197,727  $  650,997   $   930,389  $   787,866  $1,458,397  $ 7,462,713
  Class I................      516,724     114,763       129,749      285,006      50,219      931,706
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................      393,055     270,672       257,420      656,778      27,662      768,796
  Class I................       36,316      17,257        22,326       47,687       3,664       90,400
Value redeemed:
  Class A................   (8,443,764) (1,399,095)   (1,124,270)  (4,781,394)   (885,261)  (3,186,269)
  Class I................     (328,584)    (45,044)      (96,306)    (273,586)    (34,969)    (404,579)
                           -----------  -----------  -----------  -----------  ----------  -----------
Net Increase
 (Decrease)..............  $(5,628,526) $ (390,450)  $   119,308  $(3,277,643) $  619,712  $ 5,662,767
                           ===========  ===========  ===========  ===========  ==========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
YEAR ENDED JULY 31, 1999:

                                                             PORTFOLIO
                           -----------------------------------------------------------------------------
                              VALUE      HIGH GRADE   HIGH YIELD                   MONEY        BLUE
                              GROWTH        BOND         BOND        MANAGED      MARKET        CHIP
                           ------------  -----------  -----------  -----------  -----------  -----------
Shares sold:
  Class A................     1,093,340     334,499       278,716      411,574    2,379,910      301,869
  Class I................       136,043      21,652        29,023       61,989      275,807       42,315
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       572,232      55,948        58,350      317,600       41,669        8,453
  Class I................        24,347       2,805         3,959       17,659        5,547          797
Shares redeemed:
  Class A................    (1,393,178)   (177,704)     (196,728)    (660,841)  (1,528,394)    (188,360)
  Class I................       (38,706)     (3,696)       (6,138)     (25,818)    (173,322)     (11,583)
                           ------------  -----------  -----------  -----------  -----------  -----------
Net Increase.............       394,078     233,504       167,182      122,163    1,001,217      153,491
                           ============  ===========  ===========  ===========  ===========  ===========
Value of shares sold:
  Class A................  $ 10,430,281  $3,508,582   $ 2,852,823  $ 4,477,308  $ 2,379,910  $12,875,650
  Class I................     1,225,133     225,669       287,297      671,578      275,807    1,817,166
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................     5,067,247     583,214       593,444    3,345,622       41,669      355,959
  Class I................       217,816      29,180        40,175      186,062        5,547       33,610
Value redeemed:
  Class A................   (13,163,062) (1,849,459)   (2,002,783)  (7,091,136)  (1,528,394)  (8,095,048)
  Class I................      (373,273)    (38,961)      (62,363)    (279,419)    (173,322)    (514,111)
                           ------------  -----------  -----------  -----------  -----------  -----------
Net Increase.............  $  3,404,142  $2,458,225   $ 1,708,593  $ 1,310,015  $ 1,001,217  $ 6,473,226
                           ============  ===========  ===========  ===========  ===========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS

    For the period ended January 31, 2000, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $44,342,229  $46,962,899
High Grade Bond.........................    1,120,403    1,108,432
High Yield Bond.........................      402,500      668,912
Managed.................................    6,065,345   12,014,598
Blue Chip...............................   14,493,579    9,981,087

    At January 31, 2000, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                                                 NET UNREALIZED
                                          GROSS UNREALIZED        APPRECIATION
                                     --------------------------  (DEPRECIATION)
PORTFOLIO                            APPRECIATION  DEPRECIATION  OF INVESTMENTS
---------                            ------------  ------------  --------------
Value Growth.......................  $ 1,065,933   $12,609,920    $(11,543,987)
High Grade Bond....................      107,979       853,319        (745,340)
High Yield Bond....................       33,241       960,585        (927,344)
Managed............................      476,211     4,914,350      (4,438,139)
Blue Chip..........................   23,333,218       642,406      22,690,812

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                               HIGH GRADE          HIGH YIELD            MONEY
                                  BOND                BOND               MARKET
                           ------------------  ------------------  ------------------
PAYABLE DATE               CLASS A   CLASS I   CLASS A   CLASS I   CLASS A   CLASS I
------------               --------  --------  --------  --------  --------  --------
August 31, 1999..........  $0.0475   $0.0516   $0.0510   $0.0562   $0.0029   $0.0031
September 30, 1999.......   0.0522    0.0560    0.0643    0.0690    0.0029    0.0031
October 29, 1999.........   0.0428    0.0467    0.0503    0.0547    0.0028    0.0029
November 30, 1999........   0.0465    0.0503    0.0525    0.0573    0.0032    0.0032
December 30, 1999........   0.0508    0.0543    0.0640    0.0684    0.0033    0.0034
January 31, 2000.........   0.0449    0.0502    0.0537    0.0597    0.0035    0.0039
                           -------   -------   -------   -------   -------   -------
Total Dividends per
 Share...................  $0.2847   $0.3091   $0.3358   $0.3653   $0.0186   $0.0196
                           =======   =======   =======   =======   =======   =======

    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended January 31, 2000, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                               DIVIDEND AMOUNT
                                                                  PER SHARE
                           DECLARATION   RECORD     PAYABLE   ------------------
PORTFOLIO                     DATE        DATE       DATE     CLASS A   CLASS I
---------                  -----------  ---------  ---------  --------  --------
Value Growth.............    12/28/99   12/28/99   12/29/99   $0.0494   $0.0871
Managed..................    10/29/99   10/29/99   11/05/99    0.1284    0.1401
Managed..................    12/28/99   12/28/99   12/29/99    0.0720    0.0824
Blue Chip................    12/28/99   12/28/99   12/29/99    0.1132    0.3820

CAPITAL GAINS DISTRIBUTIONS:

                                                                      DIVIDEND
                                                                       AMOUNT
                                DECLARATION   RECORD     PAYABLE     PER SHARE
PORTFOLIO                          DATE        DATE       DATE     (BOTH CLASSES)
---------                       -----------  ---------  ---------  --------------
High Grade Bond...............    12/28/99   12/28/99   12/29/99      $0.0295
Blue Chip.....................    12/28/99   12/28/99   12/29/99       0.5189

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 2000 (UNAUDITED) AND
YEARS ENDED JULY 31, 1999, 1998, 1997, 1996 AND 1995

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                     -------------------------------------
                                                                 NET REALIZED
                                                                      AND
                                          NET ASSET               UNREALIZED      TOTAL
                                          VALUE AT      NET          GAIN          FROM
                                          BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                          OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                          ---------  ----------  -------------  ----------
Value Growth Portfolio
  Class A:
    2000................................   $  9.57    $  0.03      $   (1.25)    $  (1.22)
    1999................................     11.07       0.09          (0.97)       (0.88)
    1998................................     15.63       0.13          (2.26)       (2.13)
    1997................................     14.68       0.18           2.89         3.07
    1996................................     13.04       0.27           2.10         2.37
    1995................................     13.07       0.43           0.65         1.08
  Class I:
    2000................................   $  9.60    $  0.06      $   (1.25)    $  (1.19)
    1999................................     11.08       0.19          (1.01)       (0.82)
    1998................................     16.16       0.19          (2.83)       (2.64)
High Grade Bond Portfolio
  Class A:
    2000................................   $ 10.07    $  0.28      $   (0.34)    $  (0.06)
    1999................................     10.57       0.56          (0.44)        0.12
    1998................................     10.50       0.60           0.07         0.67
    1997................................     10.16       0.60           0.34         0.94
    1996................................     10.26       0.64          (0.10)        0.54
    1995................................     10.13       0.63           0.16         0.79
  Class I:
    2000................................   $ 10.07    $  0.31      $   (0.34)    $  (0.03)
    1999................................     10.57       0.60          (0.44)        0.16
    1998................................     10.53       0.42           0.04         0.46
High Yield Bond Portfolio
  Class A:
    2000................................   $  9.87    $  0.34      $   (0.45)    $  (0.11)
    1999................................     10.48       0.60          (0.51)        0.09
    1998................................     10.48       0.65           0.07         0.72
    1997................................      9.99       0.70           0.61         1.31
    1996................................     10.03       0.75          (0.01)        0.74
    1995................................     10.00       0.78           0.13         0.91
  Class I:
    2000................................   $  9.87    $  0.37      $   (0.45)    $  (0.08)
    1999................................     10.47       0.65          (0.50)        0.15
    1998................................     10.52       0.45           0.02         0.47

                                                                LESS DISTRIBUTIONS
                                          ---------------------------------------------------------------

                                          DIVIDENDS
                                           FROM NET   DISTRIBUTIONS      DISTRIBUTIONS
                                          INVESTMENT       FROM           IN EXCESS OF          TOTAL
                                            INCOME    CAPITAL GAINS    NET REALIZED GAINS   DISTRIBUTIONS
                                          ----------  --------------  --------------------  -------------
Value Growth Portfolio
  Class A:
    2000................................   $  (0.05)    $      --         $         --        $   (0.05)
    1999................................      (0.11)           --                (0.51)           (0.62)
    1998................................      (0.17)        (2.26)                  --            (2.43)
    1997................................      (0.18)        (1.94)                  --            (2.12)
    1996................................      (0.46)        (0.27)                  --            (0.73)
    1995................................      (0.39)        (0.72)                  --            (1.11)
  Class I:
    2000................................   $  (0.09)    $      --         $         --        $   (0.09)
    1999................................      (0.15)           --                (0.51)           (0.66)
    1998................................      (0.18)        (2.26)                  --            (2.44)
High Grade Bond Portfolio
  Class A:
    2000................................   $  (0.28)    $   (0.03)        $         --        $   (0.31)
    1999................................      (0.56)        (0.06)                  --            (0.62)
    1998................................      (0.60)           --                   --            (0.60)
    1997................................      (0.60)           --                   --            (0.60)
    1996................................      (0.64)           --                   --            (0.64)
    1995................................      (0.63)           --                (0.03)           (0.66)
  Class I:
    2000................................   $  (0.31)    $   (0.03)        $         --        $   (0.34)
    1999................................      (0.60)        (0.06)                  --            (0.66)
    1998................................      (0.42)           --                   --            (0.42)
High Yield Bond Portfolio
  Class A:
    2000................................   $  (0.34)    $      --         $         --        $   (0.34)
    1999................................      (0.60)        (0.02)               (0.08)           (0.70)
    1998................................      (0.65)        (0.07)                  --            (0.72)
    1997................................      (0.70)        (0.12)                  --            (0.82)
    1996................................      (0.75)        (0.03)                  --            (0.78)
    1995................................      (0.78)        (0.09)               (0.01)           (0.88)
  Class I:
    2000................................   $  (0.37)    $      --         $         --        $   (0.37)
    1999................................      (0.65)        (0.02)               (0.08)           (0.75)
    1998................................      (0.45)        (0.07)                  --            (0.52)


                                                                           TOTAL
                                                                        INVESTMENT
                                                           NET ASSET   RETURN BASED
                                              CAPITAL       VALUE AT        ON
                                           CONTRIBUTION       END        NET ASSET
                                          FROM AFFILIATE   OF PERIOD     VALUE (1)
                                          ---------------  ----------  -------------
Value Growth Portfolio
  Class A:
    2000................................     $     --       $  8.30         (12.76)%
    1999................................           --          9.57          (7.46)%
    1998................................           --         11.07         (16.37)%
    1997................................           --         15.63          21.83%
    1996................................           --         14.68          18.41%
    1995................................           --         13.04           9.36%
  Class I:
    2000................................     $     --       $  8.32         (12.44)%
    1999................................           --          9.60          (6.83)%
    1998................................           --         11.08         (18.97)%(3)
High Grade Bond Portfolio
  Class A:
    2000................................     $     --       $  9.70          (0.59)%
    1999................................           --         10.07           1.07%
    1998................................           --         10.57           6.53%
    1997................................           --         10.50           9.56%
    1996................................           --         10.16           5.37%
    1995................................           --         10.26           8.23%
  Class I:
    2000................................     $     --       $  9.70          (0.35)%
    1999................................           --         10.07           1.47%
    1998................................           --         10.57           4.40%(3)
High Yield Bond Portfolio
  Class A:
    2000................................     $     --       $  9.42          (1.14)%
    1999................................           --          9.87           0.87%
    1998................................           --         10.48           7.10%
    1997................................           --         10.48          13.29%
    1996................................           --          9.99           7.67%
    1995................................           --         10.03           9.71%
  Class I:
    2000................................     $     --       $  9.42          (0.83)%
    1999................................           --          9.87           1.43%
    1998................................           --         10.47           4.62%(3)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                RATIO OF          RATIO OF NET       INVESTMENT
                                           NET ASSETS AT    TOTAL EXPENSES TO     EXPENSES TO        INCOME TO      PORTFOLIO
                                           END OF PERIOD         AVERAGE            AVERAGE           AVERAGE       TURNOVER
                                          (IN THOUSANDS)     NET ASSETS (4)      NET ASSETS (4)    NET ASSETS (4)   RATE (4)
                                          ---------------  -------------------  ----------------  ----------------  ---------
Value Growth Portfolio
  Class A:
    2000................................    $    66,288              1.73%               1.73%             0.49%         56%
    1999................................         82,902              1.74%               1.74%             0.92%        220%
    1998................................         92,848              1.60%               1.60%             0.87%        217%
    1997................................        112,985              1.65%               1.65%             1.18%         77%
    1996................................         86,534              1.62%               1.62%             1.87%         92%
    1995................................         70,947              1.62%               1.62%             3.43%         85%
  Class I:
    2000................................    $     4,893              1.01%               1.00%             1.20%         56%
    1999................................          5,399              1.19%               1.18%             1.48%        220%
    1998................................          4,885              0.73%(3)            0.73%(3)          0.64%(3)     217%(3)
High Grade Bond Portfolio
  Class A:
    2000................................    $    12,157              1.67%               1.67%             5.68%         10%
    1999................................         13,110              1.67%               1.66%             5.33%         29%
    1998................................         11,510              1.71%               1.71%             5.67%         38%
    1997................................         10,250              1.82%               1.82%             5.85%         30%
    1996................................          9,122              1.85%               1.85%             6.19%         34%
    1995................................          8,345              1.99%               1.99%             6.29%         18%
  Class I:
    2000................................    $     1,550              1.20%               1.19%             6.16%         10%
    1999................................          1,521              1.26%               1.25%             5.74%         29%
    1998................................          1,376              0.95%(3)            0.95%(3)          3.89%(3)      38%(3)
High Yield Bond Portfolio
  Class A:
    2000................................    $    11,261              1.95%               1.95%             6.98%          3%
    1999................................         11,734              1.95%               1.94%             5.93%         44%
    1998................................         10,982              1.97%               1.97%             6.17%         30%
    1997................................          9,156              2.10%(5)            2.00%             6.82%         45%
    1996................................          7,349              2.22%(5)            2.00%             7.44%         30%
    1995................................          6,691              2.29%(5)            2.00%             7.83%         23%
  Class I:
    2000................................    $     1,615              1.34%               1.34%             7.59%          3%
    1999................................          1,635              1.50%               1.49%             6.38%         44%
    1998................................          1,454              1.05%(3)            1.05%(3)          4.26%(3)      30%(3)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
PERIOD ENDED JANUARY 31, 2000 (UNAUDITED) AND
YEARS ENDED JULY 31, 1999, 1998, 1997, 1996 AND 1995

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                     -------------------------------------
                                                                 NET REALIZED
                                                                      AND
                                          NET ASSET               UNREALIZED      TOTAL
                                          VALUE AT      NET          GAIN          FROM
                                          BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                          OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                          ---------  ----------  -------------  ----------
Managed Portfolio
  Class A:
    2000................................   $ 10.39    $  0.26      $   (0.58)    $  (0.32)
    1999................................     12.15       0.47          (1.25)       (0.78)
    1998................................     14.05       0.44          (1.00)       (0.56)
    1997................................     13.33       0.48           1.91         2.39
    1996................................     11.85       0.46           1.54         2.00
    1995................................     11.62       0.56           0.47         1.03
  Class I:
    2000................................   $ 10.41    $  0.28      $   (0.57)    $  (0.29)
    1999................................     12.13       0.49          (1.21)       (0.72)
    1998................................     14.21       0.34          (1.16)       (0.82)
Money Market Portfolio
  Class A:
    2000................................   $  1.00    $  0.02      $      --     $   0.02
    1999................................      1.00       0.03             --         0.03
    1998................................      1.00       0.04             --         0.04
    1997................................      1.00       0.03             --         0.03
    1996................................      1.00       0.04             --         0.04
    1995................................      1.00       0.04             --         0.04
  Class I:
    2000................................   $  1.00    $  0.02      $      --     $   0.02
    1999................................      1.00       0.03             --         0.03
    1998................................      1.00       0.02             --         0.02
Blue Chip Portfolio
  Class A:
    2000................................   $ 46.89    $  0.06      $    0.86     $   0.92
    1999................................     41.27       0.13           5.82         5.95
    1998................................     37.20       0.18           4.08         4.26
    1997................................     26.26       0.16          11.22        11.38
    1996................................     22.85       0.17           3.43         3.60
    1995................................     18.75       0.19           4.05         4.24
  Class I:
    2000................................   $ 47.13    $  0.23      $    0.89     $   1.12
    1999................................     41.37       0.38           5.84         6.22
    1998................................     36.77       0.29           4.51         4.80

                                                                LESS DISTRIBUTIONS
                                          ---------------------------------------------------------------

                                          DIVIDENDS
                                           FROM NET   DISTRIBUTIONS      DISTRIBUTIONS
                                          INVESTMENT       FROM           IN EXCESS OF          TOTAL
                                            INCOME    CAPITAL GAINS    NET REALIZED GAINS   DISTRIBUTIONS
                                          ----------  --------------  --------------------  -------------
Managed Portfolio
  Class A:
    2000................................   $  (0.20)    $      --         $         --        $   (0.20)
    1999................................      (0.47)           --                (0.51)           (0.98)
    1998................................      (0.44)        (0.90)                  --            (1.34)
    1997................................      (0.46)        (1.21)                  --            (1.67)
    1996................................      (0.45)        (0.10)                  --            (0.55)
    1995................................      (0.56)        (0.14)               (0.10)           (0.80)
  Class I:
    2000................................   $  (0.22)    $      --         $         --        $   (0.22)
    1999................................      (0.49)           --                (0.51)           (1.00)
    1998................................      (0.36)        (0.90)                  --            (1.26)
Money Market Portfolio
  Class A:
    2000................................   $  (0.02)    $      --         $         --        $   (0.02)
    1999................................      (0.03)           --                   --            (0.03)
    1998................................      (0.04)           --                   --            (0.04)
    1997................................      (0.03)           --                   --            (0.03)
    1996................................      (0.04)           --                   --            (0.04)
    1995................................      (0.04)           --                   --            (0.04)
  Class I:
    2000................................   $  (0.02)    $      --         $         --        $   (0.02)
    1999................................      (0.03)           --                   --            (0.03)
    1998................................      (0.02)           --                   --            (0.02)
Blue Chip Portfolio
  Class A:
    2000................................   $  (0.11)    $   (0.52)        $         --        $   (0.63)
    1999................................      (0.16)        (0.05)               (0.12)           (0.33)
    1998................................      (0.16)        (0.03)                  --            (0.19)
    1997................................      (0.14)        (0.30)                  --            (0.44)
    1996................................      (0.19)           --                   --            (0.19)
    1995................................      (0.14)           --                   --            (0.14)
  Class I:
    2000................................   $  (0.38)    $   (0.52)        $         --        $   (0.90)
    1999................................      (0.29)        (0.05)               (0.12)           (0.46)
    1998................................      (0.17)        (0.03)                  --            (0.20)


                                                                           TOTAL
                                                                        INVESTMENT
                                                           NET ASSET   RETURN BASED
                                              CAPITAL       VALUE AT        ON
                                           CONTRIBUTION       END        NET ASSET
                                          FROM AFFILIATE   OF PERIOD     VALUE (1)
                                          ---------------  ----------  -------------
Managed Portfolio
  Class A:
    2000................................     $     --       $  9.87          (3.08)%
    1999................................           --         10.39          (6.26)%
    1998................................           --         12.15          (4.54)%
    1997................................           --         14.05          17.88%
    1996................................         0.03(2)      13.33          17.30%(2)
    1995................................           --         11.85           9.40%
  Class I:
    2000................................     $     --       $  9.90          (2.77)%
    1999................................           --         10.41          (5.75)%
    1998................................           --         12.13          (6.31)%(3)
Money Market Portfolio
  Class A:
    2000................................     $     --       $  1.00           1.87%
    1999................................           --          1.00           3.19%
    1998................................           --          1.00           3.65%
    1997................................           --          1.00           3.51%
    1996................................           --          1.00           3.64%
    1995................................           --          1.00           3.60%
  Class I:
    2000................................     $     --       $  1.00           1.99%
    1999................................           --          1.00           3.16%
    1998................................           --          1.00           2.47%(3)
Blue Chip Portfolio
  Class A:
    2000................................     $     --       $ 47.18           1.90%
    1999................................           --         46.89          14.51%
    1998................................           --         41.27          11.49%
    1997................................           --         37.20          43.77%
    1996................................           --         26.26          15.83%
    1995................................           --         22.85          22.77%
  Class I:
    2000................................     $     --       $ 47.35           2.29%
    1999................................           --         47.13          15.18%
    1998................................           --         41.37          13.14%(3)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                          ----------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                               RATIO OF          RATIO OF NET       INVESTMENT
                                          NET ASSETS AT    TOTAL EXPENSES TO     EXPENSES TO        INCOME TO      PORTFOLIO
                                          END OF PERIOD         AVERAGE            AVERAGE           AVERAGE       TURNOVER
                                          (IN THOUSANDS)    NET ASSETS (4)      NET ASSETS (4)    NET ASSETS (4)   RATE (4)
                                          --------------  -------------------  ----------------  ----------------  ---------
Managed Portfolio
  Class A:
    2000................................    $   32,838              1.92%               1.92%             4.95%         16%
    1999................................        38,012              1.95%               1.95%             4.30%         67%
    1998................................        43,602              1.83%               1.83%             3.33%         66%
    1997................................        40,994              1.95%               1.95%             3.48%         74%
    1996................................        27,470              1.91%               1.91%             3.47%         81%
    1995................................        21,105              1.94%               1.94%             4.86%         69%
  Class I:
    2000................................    $    2,844              1.31%               1.31%             5.56%         16%
    1999................................         2,931              1.47%               1.47%             4.78%         67%
    1998................................         2,762              1.03%(3)            1.03%(3)          2.30%(3)      66%(3)
Money Market Portfolio
  Class A:
    2000................................    $    4,068              1.73%               1.72%             3.70%          0%
    1999................................         3,467              1.91%               1.89%             3.13%          0%
    1998................................         2,574              1.95%               1.95%             3.57%          0%
    1997................................         2,466              2.28%(5)            2.00%             3.46%          0%
    1996................................         2,552              2.43%(5)            2.00%             3.58%          0%
    1995................................         2,439              2.20%(5)            2.00%             3.51%          0%
  Class I:
    2000................................    $      754              1.76%(5)            1.50%             3.91%          0%
    1999................................           735              2.22%(5)            1.97%             3.07%          0%
    1998................................           627              1.29%(3)            1.29%(3)          2.37%(3)       0%(3)
Blue Chip Portfolio
  Class A:
    2000................................    $   60,327              1.45%               1.45%             0.27%         17%
    1999................................        55,045              1.52%               1.52%             0.30%          7%
    1998................................        43,418              1.55%               1.55%             0.49%          3%
    1997................................        29,863              1.74%               1.74%             0.49%          0%
    1996................................        14,641              1.79%               1.79%             0.66%          3%
    1995................................         9,657              1.78%               1.78%             0.92%          1%
  Class I:
    2000................................    $    6,227              0.70%               0.70%             1.02%         17%
    1999................................         5,601              0.94%               0.94%             0.88%          7%
    1998................................         3,613              0.76%(3)            0.76%(3)          0.51%(3)       3%(3)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

    (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

    (2) During the period ended July 31, 1996, EquiTrust Investment voluntarily reimbursed the Managed Portfolio for losses relating to the sale of a restricted security in the amount of $44,982. The transaction was recorded as a realized capital loss and an offsetting capital contribution from an affiliate. The total investment return includes the effect of the capital contribution of $0.02 per share. The return without the capital contribution would have been 17.13%.

    (3) Period from December 1, 1997 (date Class I operations commenced) through July 31, 1998. Ratios presented have not been annualized.

    (4) Computed on an annualized basis, unless otherwise indicated.

    (5) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

                                                       PER SHARE
                                                     NET INVESTMENT    AMOUNT
                                               YEAR      INCOME      REIMBURSED
                                               ----  --------------  ----------
          HIGH YIELD BOND PORTFOLIO
            Class A                            1997      $0.69        $ 8,681
                                               1996       0.73         15,361
                                               1995       0.75         18,810

          MONEY MARKET PORTFOLIO
            Class A                            1997      $0.03        $ 7,255
                                               1996       0.03         10,718
                                               1995       0.03          4,948

            Class I                            2000      $0.02        $   929
                                               1999       0.03          1,724